Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Equity at Dec. 31, 2024	$ 10,516	$ 95,942	$ 14,022	$ (3,595)	$ (118,537)	$ (1,652)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(6,411)	(6,411)
Other comprehensive income	0	0	0	519	0	519
Share-based compensation	0	0	131	0	0	131
Issuance of shares for cash	1,307	16,521	0	0	0	17,828
Non-cash effect from issue of investor warrants classified as derivative liability	0	(2,432)	0	0	0	(2,432)
Transaction costs	0	(1,757)	0	0	0	(1,757)
Forfeited warrants	0	207	(207)	0	0	0
Reclassification SBC reserve	0	4,145	(4,145)	0	0	0
Equity at Jun. 30, 2025	11,823	112,626	9,801	(3,076)	(124,948)	6,226
Equity at Dec. 31, 2025	15,791	120,731	9,991	(3,230)	(126,244)	17,039
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(7,359)	(7,359)
Other comprehensive income	0	0	0	(352)	0	(352)
Share-based compensation	0	0	203	0	0	203
Equity at Jun. 30, 2026	$ 15,791	$ 120,731	$ 10,194	$ (3,582)	$ (133,603)	$ 9,531